Related Party Transactions - Schedule of Advances Provided to Related Parties (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Advances provided to related parties		¥ 5,413	¥ 5,847
SUPERB ORIGIN INTERNATIONAL LIMITED [Member]
Related Party Transaction [Line Items]
Advances provided to related parties	[1]		5,497
Nanjing Animal Pharmaceutical [Member]
Related Party Transaction [Line Items]
Advances provided to related parties	[2]	5,413	350
Shanghai Guangcheng Information [Member]
Related Party Transaction [Line Items]
Loans granted from related parties	[3]			¥ 9,961

[1]	In January 2023, the Company made an advance payment of RMB 5.5 million to SUPERB ORIGIN INTERNATIONAL LIMITED for the purchase of goods. As of March 31, 2023 and 2024, the balance of the advance payment was RMB 5.5 million and RMB 4.1 million respectively, both of which are recorded as Prepayments to related parties.
[2]	During the years ended March 31, 2023, and 2024, the Company made advance payments totaling RMB 0.35 million and RMB5.4 million, respectively, to Nanjing Animal Pharmaceutical for the purchase of goods. As of March 31, 2023, and 2024, there were goods valued at RMB 2.0 million and Nil, respectively, which were recorded as Prepayments to related parties.
[3]	In April 2021, the Company obtained a total loan facility up to USD5 million from Shanghai Guangcheng Information. During the year ended March 31, 2022, the Company drew down a total amount of USD1.5 million (equivalent to RMB10.0 million) from the loan facility, with interest bearing at 3.5% per annum. The loan was fully repaid by March 31, 2022.